LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Useful life of the entertainment	Over 10 years or the respective useful life of the entertainment show, whichever is shorter.
Accounts receivables reclassified from (to) long-term receivables	$ (8,642)	$ (17,691)	$ 401
Reclassified from (to) long-term receivables, net	(4,527)	(13,680)	$ (77)
Financing Receivables Over 90 Days [Member] | Casino customers with large gaming losses and established credit history [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Allowance for doubtful debts	$ 24,848	$ 20,321